Income taxes (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Income Taxes [Line Items]
Average effective tax rate		22.70%
Net tax expense	[1]	$ 1,267	$ 1,468	$ 4,305
Deferred tax assets	[2]	9,537	10,105
Net tax expense / (benefit) recognized in other comprehensive income		326	(345)
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits		$ 75	53
Description of tax laws applicable to unused tax losses		In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years, and US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely.
Unrecognized tax losses carried forward for which no deferred tax asset recognised		$ 37,728	38,428
UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised		14,900	14,200
United States
Disclosure Income Taxes [Line Items]
Deferred tax assets		9,300	9,500
Unrecognized tax losses carried forward for which no deferred tax asset recognised		17,800	20,000
Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets		200	600
Unrecognized tax losses carried forward for which no deferred tax asset recognised		5,000	4,200
Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		630	2,846	562
Current tax expense / (benefit)		365	469	455
Deferred tax expense / (benefit)		265	2,377	107
Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		637	(1,378)	3,743
Current tax expense / (benefit)		426	575	435
Deferred tax expense / (benefit)		211	(1,953)	3,308
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.		(260)
Amortisation of deferred tax assets		$ 471
UBS AG
Disclosure Income Taxes [Line Items]
Average effective tax rate		23.20%
Net tax expense	[1]	$ 1,198	1,345	4,242
Deferred tax assets	[2]	9,513	10,066
Net tax expense / (benefit) recognized in other comprehensive income		327	(314)
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits		$ 75	53
Description of tax laws applicable to unused tax losses		In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years, and US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely.
Unrecognized tax losses carried forward for which no deferred tax asset recognised		$ 37,728	38,428
UBS AG | UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised		14,900	14,200
UBS AG | United States
Disclosure Income Taxes [Line Items]
Deferred tax assets		9,300	9,500
Unrecognized tax losses carried forward for which no deferred tax asset recognised		17,800	20,000
UBS AG | Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets		200	600
Unrecognized tax losses carried forward for which no deferred tax asset recognised		5,000	4,200
UBS AG | Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		582	2,760	499
Current tax expense / (benefit)		336	434	408
Deferred tax expense / (benefit)		246	2,326	91
UBS AG | Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense		616	(1,415)	3,743
Current tax expense / (benefit)		402	537	435
Deferred tax expense / (benefit)		214	$ (1,952)	$ 3,308
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.		(260)
Amortisation of deferred tax assets		$ 474

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]	Less deferred tax liabilities as applicable.